FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2025
FAIR VALUE MEASUREMENT
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Fair Value as of	Identical Assets	Inputs	Inputs
	June 30, 2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,158	2,158	—	—
Securities pledged to an investor	320,734	320,734	—	—

Liabilities
Put option liabilities	363,521	—	—	363,521
Warrant liabilities – Public Warrants	951	951	—	—
Warrant liabilities – Sponsor Warrants	667	—	—	667
Convertible notes – related parties	199,046	—	—	199,046
Convertible notes – third parties	63,855	—	—	63,855
Exchangeable notes	125,853	—	—	125,853

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,221	2,221	—	—
Securities pledged to an investor	315,796	315,796	—	—
Derivative asset	694	—	694	—

Liabilities
Put option liabilities – third parties	309,115	—	—	309,115
Warrant liabilities – Public Warrants	1,996	1,996	—	—
Warrant liabilities – Sponsor Warrants	1,344	—	—	1,344
Convertible notes – related parties	113,910	—	—	113,910
Convertible notes – third parties	74,246	—	—	74,246
Exchangeable notes	102,999	—	—	102,999